S000077137 [Member] Annual Fund Operating Expenses - Putnam BDC Income ETF - -	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	11.02%
Expenses (as a percentage of Assets)	11.77%	[1]

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the fund’s financial highlights, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.